Note 17 - Stock-based Compensation Plans Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Vested or expected to vest, shares (in shares)	1,147,720
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 33.77
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 328 days
Vested or expected to vest, aggregate intrinsic value	$ 28.1
Performance Shares [Member]
Number of Units Outstanding (in shares)	629,874	530,383
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 21.19	$ 18.02
Weighted-Average Remaining Contractual, PSU (Year)	4 years 255 days	5 years	5 years 182 days
Aggregate Intrinsic Value, PSU	$ 44.0	$ 28.2	$ 16.6
Number of PSUs Granted (in shares)	85,334	53,729
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 54.24	$ 53.65
Performance units issued (in shares)	40,665	45,762
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 29.08	$ 23.24
Number of Units Outstanding (in shares)	755,873	629,874	530,383
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 25.17	$ 21.19	$ 18.02
Vested or expected to vest, shares (in shares)	755,873
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 25.17
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 255 days
Vested or expected to vest, aggregate intrinsic value	$ 44.0
Exercisable, number of units (in shares)	562,459
Exercisable, PSU weighted-average granted date fair value (in dollars per share)	$ 17.21
Exercisable, Weighted-Average Remaining Contractual, PSU (Year)	3 years 182 days
Exercisable, Aggregate Intrinsic Value, PSU	$ 32.8